UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Quarter: March 31, 2004
Check here if Amendment []; Amendment Number
This Amendment (check only one):	[] is a restatement
							[] adds new entries

Institutional Investment Manager Filing Report:
			Name:	Graybill, Bartz & Associates, Ltd.
			Address:	568 S. Spring Road
					Elmhurst, IL 60126
			13F File Number:028-10614

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:			Philip Karlson
Title:			Executive Vice President
Phone:			630-941-9460
Signature,		Place,			and Date of
Signing:
Philip Karlson		Elmhurst, Illinois	April 30, 2004
Report Type (Check only one):
			[X]  13F HOLDINGS REPORT
			[ ]  13F NOTICE
			[ ]  13F COMBINATION REPORT

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:		 	0
Form 13F Information Table Entry Totals:	47
Form 13F Information Table Value Totals:	$107,065

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Laboratories            COM              002824100     4132   100540 SH       SOLE                    46112     3350    51078
Accredo Health Inc             COM              00437v104     2053    53876 SH       SOLE                    24451     1307    28118
Advent Software Inc            COM              007974108     1273    68148 SH       SOLE                    31021     2225    34902
American International Group   COM              026874107     3685    51644 SH       SOLE                    23233     1463    26948
Amgen Incorporated             COM              031162100     1926    33120 SH       SOLE                    14910      990    17220
Automatic Data Processing      COM              053015103      545    12986 SH       SOLE                     4296      850     7840
Becton Dickinson & Company     COM              075887109     1910    39395 SH       SOLE                    18040     1135    20220
Biomet Incorporated            COM              090613100     1795    46801 SH       SOLE                    20916     1398    24487
Cintas Corporation             COM              172908105     2319    53334 SH       SOLE                    23833     1737    27764
Cisco Systems                  COM              17275r102     2746   116501 SH       SOLE                    53597     3625    59279
Citigroup Incorporated         COM              172967101     3142    60771 SH       SOLE                    26905     1750    32116
Consolidated Edison            COM              209115104      254     5758 SH       SOLE                     2158      200     3400
Corning Incorporated           COM              219350105      900    80541 SH       SOLE                    35373     2725    42444
Estee Lauder                   COM              518439104     1315    29650 SH       SOLE                    13175      800    15675
FPL Group Incorporated         COM              302571104      363     5434 SH       SOLE                     2743      100     2591
Fastenal Company               COM              311900104     2315    43120 SH       SOLE                    20200     1225    21695
First Data Corporation         COM              319963104     1920    45545 SH       SOLE                    20635     1310    23600
Fiserv Incorporated            COM              337738108     1000    27956 SH       SOLE                    12887      850    14219
Genentech Incorporated         COM              368710406     4953    46803 SH       SOLE                    20502     1395    24906
General Electric               COM              369604103     4955   162363 SH       SOLE                    75029     5015    82319
Hewitt Associates              COM              42822Q100     1936    60470 SH       SOLE                    27400     1795    31275
Home Depot Incorporated        COM              437076102     1116    29865 SH       SOLE                    13716      990    15159
Intel Corporation              COM              458140100     4124   151604 SH       SOLE                    68688     4850    78065
International Business Machine COM              459200101     3420    37242 SH       SOLE                    17408     1145    18689
Johnson & Johnson              COM              478160104     5567   109751 SH       SOLE                    49226     3425    57100
Lincare Holdings               COM              532791100     1308    41648 SH       SOLE                    17907     1225    22516
Linear Technology              COM              535678106     1763    47521 SH       SOLE                    21454     1475    24592
Medco Health Solutions         COM              58405u102      317     9323 SH       SOLE                     4245      321     4757
Medimmune Inc                  COM              584699102     1956    84761 SH       SOLE                    38195     2490    44076
Medtronic Incorporated         COM              585055106     4275    89529 SH       SOLE                    40043     2700    46786
Merck & Company                COM              589331107     3404    77027 SH       SOLE                    35137     2575    39315
Microsoft                      COM              594918104     2725   109295 SH       SOLE                    49359     3350    56586
Nasdaq 100 Trust Unit          COM              631100104      202     5635 SH       SOLE                     2610              3025
Paychex Incorporated           COM              704326107     1363    38295 SH       SOLE                    17415     1200    19680
Pepsico                        COM              713448108     3113    57808 SH       SOLE                    27124     1975    28709
Performance Food Group         COM              713755106      845    24606 SH       SOLE                    11020      750    12836
Pfizer                         COM              717081103     6779   193398 SH       SOLE                    87202     6424    99772
Pharmacopeia Incorporated      COM              71713b104     1826    90746 SH       SOLE                    40741     3125    46880
Procter & Gamble               COM              742718109     5114    48759 SH       SOLE                    23192     1491    24076
Schlumberger Ltd               COM              806857108     2471    38694 SH       SOLE                    17919     1275    19500
Stryker Corp                   COM              863667101     1176    13286 SH       SOLE                     6212      425     6649
Target Corporation             COM              87612e106     1688    37478 SH       SOLE                    16515     1150    19813
Tellabs Incorporated           COM              879664100      814    93995 SH       SOLE                    42096     3075    48824
Walgreen Company               COM              931422109     1570    47663 SH       SOLE                    21341     1385    24937
Waters Corporation             COM              941848103     2966    72619 SH       SOLE                    33341     2375    36903
Xilinx Incorporated            COM              983919101     1340    35478 SH       SOLE                    16583     1125    17770
Spartan 500 Index                               315912204      388 4980.816 SH       SOLE                                   4980.816